Pioneer Floating Rate Fund
Schedule of Investments  |  January 31, 2023

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  1/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.6%
	Senior Secured Floating Rate Loan Interests — 85.1% of Net Assets*(a)
	Advanced Materials — 1.0%
1,602,919	Gemini HDPE LLC, 2027 Advance, 7.83% (LIBOR + 300 bps), 12/31/27	$ 1,601,583
2,562,481	Groupe Solmax, Inc., Initial Term Loan, 9.48% (LIBOR + 475 bps), 5/29/28	2,165,297
	Total Advanced Materials	$3,766,880
	Advertising Sales — 0.5%
1,939,862	Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.325% (LIBOR + 350 bps), 8/21/26	$ 1,849,334
	Total Advertising Sales	$1,849,334
	Advertising Services — 0.6%
987,525	CB Poly US Holdings, Inc., Initial Term Loan, 10.08% (Term SOFR + 550 bps), 5/18/29	$ 949,876
1,485,000	Dotdash Meredith, Inc., Term Loan B, 8.434% (Term SOFR + 400 bps), 12/1/28	1,264,725
	Total Advertising Services	$2,214,601
	Aerospace & Defense — 1.5%
1,323,125	ADS Tactical, Inc., Initial Term Loan, 10.297% (LIBOR + 575 bps), 3/19/26	$ 1,223,891
1,800,000	Propulsion (BC) Midco SARL, Term Loan, 8.58% (Term SOFR + 400 bps), 9/14/29	1,786,500
498,750	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan, 9.176% (Term SOFR + 450 bps), 1/15/27	500,386
2,253,459	WP CPP Holdings LLC, First Lien Initial Term Loan, 8.58% (LIBOR + 375 bps), 4/30/25	2,057,086
	Total Aerospace & Defense	$5,567,863
	Air Pollution Control Equipment — 0.3%
1,231,250	Madison IAQ LLC, Initial Term Loan, 7.988% (LIBOR + 325 bps), 6/21/28	$ 1,180,653
	Total Air Pollution Control Equipment	$1,180,653
	Airlines — 0.7%
775,000	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 9.558% (LIBOR + 475 bps), 4/20/28	$ 797,173
1Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Airlines — (continued)
1,265,014	American Airlines, Inc., 2018 Replacement Term Loan, 6.267% (LIBOR + 175 bps), 6/27/25	$ 1,242,949
450,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 9.996% (LIBOR + 525 bps), 6/21/27	470,145
	Total Airlines	$2,510,267
	Airport Development & Maintenance — 0.5%
1,980,000	KKR Apple Bidco LLC, First Lien Initial Term Loan, 7.32% (LIBOR + 275 bps), 9/22/28	$ 1,975,824
	Total Airport Development & Maintenance	$1,975,824
	Appliances — 0.2%
897,917	Osmosis Buyer Limited, Incremental Term Loan B, 7.838% (Term SOFR + 375 bps), 7/31/28	$ 877,232
	Total Appliances	$877,232
	Applications Software — 1.3%
945,000	Central Parent Inc., First Lien Initial Term Loan, 9.08% (Term SOFR + 450 bps), 7/6/29	$ 944,249
1,240,625	EP Purchaser LLC, First Lien Closing Date Term Loan, 8.23% (LIBOR + 350 bps), 11/6/28	1,240,625
1,850,000	Loyalty Ventures, Inc., Term B Loan, 11.00% (LIBOR + 450 bps), 11/3/27	743,700
1,728,125	RealPage, Inc., First Lien Initial Term Loan, 7.57% (LIBOR + 300 bps), 4/24/28	1,689,135
	Total Applications Software	$4,617,709
	Auction House & Art Dealer — 0.4%
1,477,500	Sotheby's, 2021 Second Refinancing Term Loan, 9.33% (LIBOR + 450 bps), 1/15/27	$ 1,476,392
	Total Auction House & Art Dealer	$1,476,392
	Auto Parts & Equipment — 2.5%
689,500	Adient US LLC, Term B-1 Loan, 7.82% (LIBOR + 325 bps), 4/10/28	$ 688,584
1,502,125	Autokiniton US Holdings, Inc., Closing Date Term B Loan, 8.959% (LIBOR + 450 bps), 4/6/28	1,496,492
4,068,891	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	3,972,255
2,056,501	IXS Holdings, Inc., Initial Term Loan, 7.816% (LIBOR + 425 bps), 3/5/27	1,688,044
1,331,276	TI Group Automotive Systems LLC, Refinancing US Term Loan, 7.98% (LIBOR + 325 bps), 12/16/26	1,330,444
	Total Auto Parts & Equipment	$9,175,819
Pioneer Floating Rate Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto-Truck Trailers — 0.8%
775,364	American Trailer World Corp., First Lien Initial Term Loan, 8.411% (Term SOFR + 375 bps), 3/3/28	$ 684,065
2,729,375	Novae LLC, Tranche B Term Loan, 9.696% (Term SOFR + 500 bps), 12/22/28	2,362,047
	Total Auto-Truck Trailers	$3,046,112
	Beverages — 0.8%
663,333	Naked Juice LLC, First Lien Initial Term Loan, 7.93% (Term SOFR + 325 bps), 1/24/29	$ 612,409
2,250,000	Pegasus BidCo BV, Initial Dollar Term Loan, 8.515% (Term SOFR + 425 bps), 7/12/29	2,238,750
	Total Beverages	$2,851,159
	Broadcast Service & Programing — 0.4%
1,488,750	Univision Communications, Inc., First Lien Initial Term Loan, 7.82% (LIBOR + 325 bps), 1/31/29	$ 1,472,002
	Total Broadcast Service & Programing	$1,472,002
	Building & Construction — 0.2%
737,964	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 8.825% (LIBOR + 400 bps), 10/29/27	$ 721,360
	Total Building & Construction	$721,360
	Building & Construction Products — 1.1%
1,463,750	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.709% (LIBOR + 325 bps), 4/12/28	$ 1,374,502
1,342,670(b)	CP Atlas Buyer, Inc., Term B Loan, 11/23/27	1,206,446
1,228,125	Potters Industries LLC, Initial Term Loan, 8.73% (LIBOR + 400 bps), 12/14/27	1,226,590
	Total Building & Construction Products	$3,807,538
	Building Production — 1.0%
990,000	Chariot Buyer LLC., First Lien Initial Term Loan, 7.82% (LIBOR + 325 bps), 11/3/28	$ 958,002
771,875	Griffon Corp., Term B Loan, 7.009% (Term SOFR + 250 bps), 1/24/29	770,066
6,219	MI Windows and Doors, Inc., Term B-1 Loan, 8.161% (Term SOFR + 350 bps), 12/18/27	6,206
1,246,875	Oscar AcquisitionCo LLC, Term B Loan, 9.18% (Term SOFR + 450 bps), 4/29/29	1,211,027
835,515	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 9.563% (LIBOR + 500 bps), 10/12/28	827,160
	Total Building Production	$3,772,461
3Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Building-Heavy Construction — 0.8%
2,466,212	Artera Services LLC, First Lien Tranche B Term Loan, 8.23% (LIBOR + 350 bps), 3/6/25	$ 2,065,453
987,500	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 7.82% (LIBOR + 325 bps), 6/23/28	952,937
	Total Building-Heavy Construction	$3,018,390
	Building-Maintenance & Service — 0.2%
740,625	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.075% (LIBOR + 525 bps), 6/29/28	$ 725,350
	Total Building-Maintenance & Service	$725,350
	Cable & Satellite Television — 1.6%
1,310,264	Charter Communications Operating LLC, Term B-2 Loan, 6.32% (LIBOR + 175 bps), 2/1/27	$ 1,307,435
798,750	DIRECTV Financing LLC, Closing Date Term Loan, 9.57% (LIBOR + 500 bps), 8/2/27	787,018
2,972,481	Radiate Holdco LLC, Amendment No. 6 Term Loan, 7.82% (LIBOR + 325 bps), 9/25/26	2,490,196
1,045,876	Virgin Media Bristol LLC, N Facility, 6.959% (LIBOR + 250 bps), 1/31/28	1,041,954
	Total Cable & Satellite Television	$5,626,603
	Casino Hotels — 0.6%
2,233,125	Century Casinos, Inc., Term B Facility Loan, 10.434% (Term SOFR + 600 bps), 4/2/29	$ 2,154,966
	Total Casino Hotels	$2,154,966
	Casino Services — 0.7%
879,542	Everi Holdings, Inc., Term B Loan, 7.07% (LIBOR + 250 bps), 8/3/28	$ 879,542
930,145	J&J Ventures Gaming LLC, Initial Term Loan, 8.73% (LIBOR + 400 bps), 4/26/28	904,178
1,526,383	Lucky Bucks LLC, Initial Term Loan, 10.23% (LIBOR + 550 bps), 7/30/27	784,179
	Total Casino Services	$2,567,899
	Cellular Telecom — 1.8%
2,906,051	Altice France SA, USD TLB-13 Incremental Term Loan, 8.65% (LIBOR + 400 bps), 8/14/26	$ 2,815,237
936,659	CCI Buyer, Inc., First Lien Initial Term Loan, 8.58% (Term SOFR + 400 bps), 12/17/27	919,097
Pioneer Floating Rate Fund |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Cellular Telecom — (continued)
1,711,886	Gogo Intermediate Holdings LLC, Initial Term Loan, 8.575% (LIBOR + 375 bps), 4/30/28	$ 1,712,804
1,356,732	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 8.57% (LIBOR + 400 bps), 10/2/28	1,093,017
	Total Cellular Telecom	$6,540,155
	Chemicals-Diversified — 1.1%
1,124,350	Hexion Holdings Corp., First Lien Initial Term Loan, 8.934% (Term SOFR + 450 bps), 3/15/29	$ 1,018,942
312,500(b)	LSF11 A5 Holdco LLC, Incremental Term Loan B, 10/15/28	305,469
769,187	LSF11 A5 HoldCo LLC, Term Loan, 8.176% (SOFR + 350 bps), 10/15/28	748,035
1,970,000	Mativ Holdings, Inc., Term B Loan, 8.375% (SOFR + 375 bps), 4/20/28	1,935,525
	Total Chemicals-Diversified	$4,007,971
	Chemicals-Specialty — 0.8%
1,105,460	LSF11 Skyscraper Holdco S.a r.l. USD Facility B3, 8.23% (LIBOR + 350 bps), 9/29/27	$ 1,099,932
1,831,500	Olympus Water US Holding Corp., Initial Dollar Term Loan, 8.50% (LIBOR + 375 bps), 11/9/28	1,798,431
	Total Chemicals-Specialty	$2,898,363
	Commercial Services — 1.8%
990,000	AEA International Holdings (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 8.50% (LIBOR + 375 bps), 9/7/28	$ 988,762
1,393,000	Amentum Government Services Holdings LLC, First Lien Tranche 3 Term Loan, 7.558% (Term SOFR + 400 bps), 2/15/29	1,379,070
2,962,500	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.125% (LIBOR + 350 bps), 6/2/28	2,524,050
385,569	Indy US Bidco LLC, 2021 Refinancing Dollar Term Loan, 8.32% (LIBOR + 375 bps), 3/6/28	344,763
918,062	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 8.32% (LIBOR + 375 bps), 12/15/28	904,578
490,000	TruGreen LP, First Lien Second Refinancing Term Loan, 8.57% (LIBOR + 400 bps), 11/2/27	455,088
	Total Commercial Services	$6,596,311
5Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Computer Data Security — 1.1%
2,172,500	Magenta Buyer LLC, First Lien Initial Term Loan, 9.58% (LIBOR + 475 bps), 7/27/28	$ 1,915,874
2,372,475	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 8.818% (LIBOR + 400 bps), 4/24/28	2,092,226
	Total Computer Data Security	$4,008,100
	Computer Services — 0.6%
886,500	Ahead DB Holdings LLC, First Lien Term B Loan, 8.48% (LIBOR + 375 bps), 10/18/27	$ 874,864
492,516	Maximus, Inc., Tranche B Term Loan, 6.661% (Term SOFR + 200 bps), 5/28/28	491,900
987,500	Sitel Group, Initial Dollar Term Loan, 8.32% (LIBOR + 375 bps), 8/28/28	988,940
	Total Computer Services	$2,355,704
	Computer Software — 1.6%
1,389,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.32% (LIBOR + 375 bps), 10/16/28	$ 1,282,161
2,722,010	Help/Systems Holdings, Inc., Term Loan, 8.776% (Term SOFR + 400 bps), 11/19/26	2,569,747
3,340,500	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 7.38% (LIBOR + 275 bps), 2/15/28	2,126,786
	Total Computer Software	$5,978,694
	Computers-Integrated Systems — 0.3%
1,084,540	Atlas CC Acquisition Corp., First Lien Term B Loan, 8.985% (LIBOR + 425 bps), 5/25/28	$ 954,396
220,585	Atlas CC Acquisition Corp., First Lien Term C Loan, 8.985% (LIBOR + 425 bps), 5/25/28	194,114
	Total Computers-Integrated Systems	$1,148,510
	Consulting Services — 0.8%
1,914,261	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 9.168% (Term SOFR + 450 bps), 3/17/28	$ 1,869,994
1,203,671	MAG DS Corp., Initial Term Loan, 10.23% (LIBOR + 550 bps), 4/1/27	1,107,377
	Total Consulting Services	$2,977,371
	Consumer Products — 0.3%
1,952,500	Instant Brands Holdings, Inc., Initial Loan, 9.735% (LIBOR + 500 bps), 4/12/28	$ 1,164,178
	Total Consumer Products	$1,164,178
Pioneer Floating Rate Fund |  | 1/31/236

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Containers-Paper & Plastic — 1.5%
982,456	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 8.32% (LIBOR + 375 bps), 12/1/27	$ 979,509
808,500	Pactiv Evergreen Group Holdings, Inc., Tranche B-2 U.S. Term Loan, 7.82% (LIBOR + 325 bps), 2/5/26	808,500
974,875	Pregis TopCo LLC, First Lien Initial Term Loan, 8.426% (Term SOFR + 375 bps), 7/31/26	965,126
1,234,375	Pregis TopCo LLC, First Lien Third Amendment Refinancing Term Loan, 8.32% (LIBOR + 375 bps), 7/31/26	1,221,516
1,411,517	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 7.959% (LIBOR + 375 bps), 11/3/25	1,383,287
	Total Containers-Paper & Plastic	$5,357,938
	Cosmetics & Toiletries — 1.1%
2,664,467	Parfums Holding Co., Inc., First Lien Initial Term Loan, 8.57% (LIBOR + 400 bps), 6/30/24	$ 2,610,067
1,459,013	Sunshine Luxembourg VII S.a r.l. Facility B3, 8.48% (LIBOR + 375 bps), 10/1/26	1,432,669
	Total Cosmetics & Toiletries	$4,042,736
	Data Processing & Management — 0.4%
1,446,375	DTI Holdco, Inc., First Lien Initial Term Loan, 9.426% (Term SOFR + 475 bps), 4/26/29	$ 1,384,904
	Total Data Processing & Management	$1,384,904
	Diagnostic Equipment — 0.9%
1,075,309	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 6.82% (LIBOR + 225 bps), 11/8/27	$ 1,076,402
2,488,429	Curia Global, Inc., First Lien 2021 Term Loan, 8.526% (Term SOFR + 375 bps), 8/30/26	2,160,526
	Total Diagnostic Equipment	$3,236,928
	Dialysis Centers — 0.4%
987,500	US Renal Care, Inc., 2021 Incremental Term Loan, 10.125% (LIBOR + 550 bps), 6/26/26	$ 609,781
1,451,250	US Renal Care, Inc., Initial Term Loan, 9.57% (LIBOR + 500 bps), 6/26/26	895,921
	Total Dialysis Centers	$1,505,702
	Disposable Medical Products — 0.5%
1,736,875	Medline Borrower, LP, Initial Dollar Term Loan, 7.82% (LIBOR + 325 bps), 10/23/28	$ 1,690,304
	Total Disposable Medical Products	$1,690,304
7Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Distribution & Wholesale — 1.2%
1,389,500	AIP RD Buyer Corp., First Lien Term Loan B, 8.811% (Term SOFR + 425 bps), 12/22/28	$ 1,384,289
872,208	Core & Main LP, Tranche B Term Loan, 7.416% (LIBOR + 250 bps), 7/27/28	871,799
2,220,795	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 8.411% (Term SOFR + 375 bps), 3/20/25	2,067,189
	Total Distribution & Wholesale	$4,323,277
	E-Commerce — 1.1%
1,122	CNT Holdings I Corp., First Lien Initial Term Loan, 8.125% (Term SOFR + 350 bps), 11/8/27	$ 1,110
1,915,792	Olaplex, Inc., Initial Term Loan, 8.138% (Term SOFR + 350 bps), 2/23/29	1,764,923
2,493,750	TA TT Buyer LLC, First Lien Initial Term Loan, 8.981% (Term SOFR + 500 bps), 4/2/29	2,369,063
	Total E-Commerce	$4,135,096
	Electric-Generation — 0.8%
644,322	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 8.925% (Term SOFR + 425 bps), 4/14/29	$ 645,530
903,365	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.48% (LIBOR + 375 bps), 10/2/25	807,195
701,689	Hamilton Projects Acquiror LLC, Term Loan, 9.23% (LIBOR + 450 bps), 6/17/27	702,420
909,172	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 6.204% (LIBOR + 175 bps), 12/31/25	908,774
	Total Electric-Generation	$3,063,919
	Electric-Integrated — 0.3%
922,474	Constellation Renewables LLC, Loan, 7.24% (LIBOR + 250 bps), 12/15/27	$ 922,474
	Total Electric-Integrated	$922,474
	Electronic Composition — 0.9%
699,375	Atkore International, Inc., Initial Term Loan, 6.188% (LIBOR + 200 bps), 5/26/28	$ 701,123
2,084,371	Energy Acquisition LP, First Lien Initial Term Loan, 8.82% (LIBOR + 425 bps), 6/26/25	1,886,356
668,240	Natel Engineering Co., Inc., Initial Term Loan, 10.42% (LIBOR + 625 bps), 4/30/26	601,416
	Total Electronic Composition	$3,188,895
Pioneer Floating Rate Fund |  | 1/31/238

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electronics-Military — 0.4%
1,496,250	Cobham Ultra US Co.-Borrower LLC, Term Loan, 7.063% (LIBOR + 375 bps), 8/6/29	$ 1,482,410
	Total Electronics-Military	$1,482,410
	Energy-Alternate Sources — 0.3%
995,000	TerraForm Power Operating LLC, Term Loan, 7.43% (Term SOFR + 275 bps), 5/21/29	$ 996,710
	Total Energy-Alternate Sources	$996,710
	Engines — 0.1%
200,000	Arcline FM Holdings LLC, Second Lien Term Loan, 12.98% (LIBOR + 825 bps), 6/25/29	$ 182,000
	Total Engines	$182,000
	Enterprise Software & Services — 1.5%
770,386	First Advantage Holdings LLC, First Lien Term B-1 Loan, 7.32% (LIBOR + 275 bps), 1/31/27	$ 771,108
2,757,600	Polaris Newco LLC, First Lien Dollar Term Loan, 8.73% (LIBOR + 400 bps), 6/2/28	2,624,546
1,975,000	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 8.57% (LIBOR + 400 bps), 5/12/28	1,917,690
	Total Enterprise Software & Services	$5,313,344
	Finance-Credit Card — 0.8%
1,814,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 7.538% (Term SOFR + 300 bps), 6/15/25	$ 1,795,978
985,012	FleetCor Technologies Operating Company LLC, Term B-4 Loan, 6.32% (LIBOR + 175 bps), 4/28/28	983,704
	Total Finance-Credit Card	$2,779,682
	Finance-Investment Banker — 0.4%
491,250	Citadel Securities LP, 2021 Term Loan, 7.176% (Term SOFR + 250 bps), 2/2/28	$ 490,674
919,962(b)	Hudson River Trading LLC, Term Loan, 3/20/28	895,238
	Total Finance-Investment Banker	$1,385,912
	Finance-Leasing Company — 0.3%
1,229,318	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.986% (LIBOR + 150 bps), 2/12/27	$ 1,226,684
	Total Finance-Leasing Company	$1,226,684
	Finance-Special Purpose Banks — 0.2%
815,658	Bank of Industry, Ltd., Facility, 10.753% (LIBOR + 600 bps), 12/11/23	$ 813,312
	Total Finance-Special Purpose Banks	$813,312
9Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Food-Dairy Products — 0.3%
1,026,375	Chobani LLC., 2020 New Term Loan, 8.07% (LIBOR + 350 bps), 10/25/27	$ 1,023,596
	Total Food-Dairy Products	$1,023,596
	Footwear & Related Apparel — 0.6%
2,093,750	Crocs, Inc., Term Loan, 7.731% (Term SOFR + 350 bps), 2/20/29	$ 2,083,281
	Total Footwear & Related Apparel	$2,083,281
	Gambling (Non-Hotel) — 0.8%
1,246,875	Flutter Entertainment plc, Third Amendment 2028-B Term Loan, 8.092% (Term SOFR + 325 bps), 7/22/28	$ 1,250,771
1,814,628	Scientific Games International, Inc., Initial Term B Loan, 7.578% (Term SOFR + 300 bps), 4/14/29	1,816,140
	Total Gambling (Non-Hotel)	$3,066,911
	Hotels & Motels — 0.8%
2,476,193	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 7.57% (LIBOR + 300 bps), 8/2/28	$ 2,479,804
400,000	Playa Hotels & Resorts B.V., 2022 Term Loan, 8.728% (Term SOFR + 425 bps), 1/5/29	397,821
	Total Hotels & Motels	$2,877,625
	Human Resources — 0.4%
1,473,750	Ingenovis Health, Inc. (fka CCRR Parent, Inc.), First Lien Initial Term Loan, 8.32% (LIBOR + 375 bps), 3/6/28	$ 1,433,222
	Total Human Resources	$1,433,222
	Independent Power Producer — 0.3%
688,141	Calpine Construction Finance Company, L.P., Term B Loan, 6.57% (LIBOR + 200 bps), 1/15/25	$ 688,380
576,321	EFS Cogen Holdings I LLC, Term B Advance, 8.24% (LIBOR + 350 bps), 10/1/27	573,151
	Total Independent Power Producer	$1,261,531
	Internet Security — 0.1%
466,125	NortonLifeLock, Inc., Term Loan B, 6.661% (Term SOFR + 200 bps), 9/12/29	$ 465,687
	Total Internet Security	$465,687
	Investment Management & Advisory Services — 1.8%
880,443	Allspring Buyer LLC, Initial Term Loan, 7.75% (LIBOR + 300 bps), 11/1/28	$ 878,793
1,005,573	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.07% (LIBOR + 350 bps), 4/7/28	987,159
Pioneer Floating Rate Fund |  | 1/31/2310

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Investment Management & Advisory Services — (continued)
498,750	Focus Financial Partners LLC, Tranche B-5 Term Loan, 7.811% (Term SOFR + 325 bps), 6/30/28	$ 499,841
2,977,500	LHS Borrower LLC, Initial Term Loan, 9.411% (Term SOFR + 475 bps), 2/16/29	2,523,431
1,487,415	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.07% (LIBOR + 350 bps), 5/30/25	1,460,588
	Total Investment Management & Advisory Services	$6,349,812
	Lasers-System & Components — 0.3%
1,224,554	Coherent Corp., Initial Term B Loan, 7.32% (LIBOR + 275 bps), 7/2/29	$ 1,224,247
	Total Lasers-Syst/Components	$1,224,247
	Machinery — 1.2%
992,713	Eagle Parent Corp., Initial Term Loan, 8.83% (Term SOFR + 425 bps), 4/2/29	$ 990,586
1,819,583	East West Manufacturing LLC, Initial Term Loan, 10.426% (Term SOFR + 575 bps), 12/22/28	1,719,506
1,980,000	Engineered Components & Systems LLC, First Lien Initial Term Loan, 10.459% (LIBOR + 600 bps), 8/2/28	1,811,700
	Total Machinery	$4,521,792
	Machinery-Pumps — 0.4%
1,496,437	Circor International, Inc., Initial Term Loan, 10.07% (LIBOR + 550 bps), 12/20/28	$ 1,483,343
	Total Machinery-Pumps	$1,483,343
	Medical Diagnostic Imaging — 0.5%
1,725,075	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 9.875% (LIBOR + 525 bps), 12/15/27	$ 1,651,768
	Total Medical Diagnostic Imaging	$1,651,768
	Medical Information Systems — 0.9%
1,995,815	athenahealth Group, Inc., Initial Term Loan, 8.012% (Term SOFR + 350 bps), 2/15/29	$ 1,896,647
492,500	Azalea TopCo, Inc., First Lien 2021 Term Loan, 8.32% (LIBOR + 375 bps), 7/24/26	471,774
967,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 8.07% (LIBOR + 350 bps), 7/24/26	926,986
	Total Medical Information Systems	$3,295,407
11Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Medical Labs & Testing Services — 2.3%
750,000	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 9.683% (Term SOFR + 525 bps), 2/11/28	$ 734,687
112,716	Envision Healthcare Corp., First Out Term Loan, 12.605% (Term SOFR + 788 bps), 3/31/27	101,163
392,350	Envision Healthcare Corp., Second Out Term Loan, 8.83% (Term SOFR + 425 bps), 3/31/27	158,902
960,648	Envision Healthcare Corp., Third Out Term Loan, 8.33% (Term SOFR + 375 bps), 3/31/27	244,965
992,366	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.07% (LIBOR + 450 bps), 2/4/27	930,550
1,707,650	FC Compassus LLC, Term B-1 Loan, 8.98% (LIBOR + 425 bps), 12/31/26	1,643,613
762,297	Icon Public Limited Company, Lux Term Loan, 7.00% (LIBOR + 225 bps), 7/3/28	762,932
1,226,283	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 8.07% (LIBOR + 350 bps), 3/5/26	1,210,763
492,500	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 7.825% (LIBOR + 300 bps), 6/27/25	408,929
976,982	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 7.825% (LIBOR + 300 bps), 6/27/25	809,369
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 11.575% (LIBOR + 675 bps), 6/26/26	390,000
982,513	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.619% (LIBOR + 425 bps), 10/1/28	940,756
	Total Medical Labs & Testing Services	$8,336,629
	Medical Products — 0.4%
1,390,616	NMN Holdings III Corp., First Lien Closing Date Term Loan, 8.32% (LIBOR + 375 bps), 11/13/25	$ 1,214,181
298,107	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 8.32% (LIBOR + 375 bps), 11/13/25	260,285
	Total Medical Products	$1,474,466
	Medical-Biomedical & Generation — 0.5%
1,974,000(b)	ANI Pharmaceuticals, Inc., Initial Term Loan, 11/19/27	$ 1,878,591
	Total Medical-Biomedical & Generation	$1,878,591
	Medical-Drugs — 2.1%
1,462,500	Bausch Health Cos., Inc., Second Amendment Term Loan, 9.828% (Term SOFR + 525 bps), 2/1/27	$ 1,130,826
2,787,173(c)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 13.50% (LIBOR + 400 bps), 3/27/28	2,272,045
Pioneer Floating Rate Fund |  | 1/31/2312

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Drugs — (continued)
189,927	Icon Public Limited Company, U.S. Term Loan, 7.00% (LIBOR + 225 bps), 7/3/28	$ 190,085
1,110,282	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 8.07% (LIBOR + 350 bps), 5/5/28	1,110,481
1,861,667	Organon & Co., Dollar Term Loan, 7.75% (LIBOR + 300 bps), 6/2/28	1,863,217
1,176,471	Padagis LLC, Term B Loan, 9.538% (LIBOR + 475 bps), 7/6/28	1,108,824
	Total Medical-Drugs	$7,675,478
	Medical-Generic Drugs — 0.2%
746,250	Perrigo Company PLC, Initial Term B Loan, 7.161% (Term SOFR + 250 bps), 4/20/29	$ 745,317
	Total Medical-Generic Drugs	$745,317
	Medical-HMO — 0.3%
1,477,500	One Call Corp., First Lien Term B Loan, 10.375% (LIBOR + 550 bps), 4/22/27	$ 1,246,025
	Total Medical-HMO	$1,246,025
	Medical-Hospitals — 1.1%
2,481,250	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 8.48% (LIBOR + 375 bps), 11/15/28	$ 2,045,481
1,540,097	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 8.575% (LIBOR + 375 bps), 11/16/25	1,499,456
707,884	Quorum Health Corp., Exit Term Loan, 12.975% (Term SOFR + 825 bps), 4/29/25	501,417
	Total Medical-Hospitals	$4,046,354
	Medical-Outpatient & Home Medicine — 0.3%
993,261	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.07% (LIBOR + 350 bps), 11/1/28	$ 962,718
	Total Medical-Outpatient & Home Medicine	$962,718
	Medical-Wholesale Drug Distribution — 1.2%
850,000	CVET Midco 2 LP, First Lien Initial Term Loan, 9.58% (Term SOFR + 500 bps), 10/13/29	$ 812,458
1,471,228	Gainwell Acquisition Corp., First Lien Term B Loan, 8.73% (LIBOR + 400 bps), 10/1/27	1,439,965
1,486,256	Owens & Minor, Inc., Term B-1 Loan, 8.411% (SOFR + 375 bps), 3/29/29	1,485,327
493,719	Packaging Coordinators Midco, Inc., First Lien Term B Loan, 8.23% (LIBOR + 350 bps), 11/30/27	485,563
	Total Medical-Wholesale Drug Distribution	$4,223,313
13Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Metal Processors & Fabrication — 0.8%
1,975,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 1,940,438
778,621	WireCo WorldGroup, Inc., Initial Term Loan, 8.938% (LIBOR + 425 bps), 11/13/28	778,296
	Total Metal Processors & Fabrication	$2,718,734
	Municipal-Education — 0.3%
990,000	Lakeshore Intermediate LLC, First Lien Initial Term Loan, 8.23% (LIBOR + 350 bps), 9/29/28	$ 984,121
	Total Municipal-Education	$984,121
	Non-hazardous Waste Disposal — 0.7%
1,150,064	GFL Environmental Inc., 2020 Refinancing Term Loan, 7.724% (Term SOFR + 300 bps), 5/30/25	$ 1,154,376
508,656	MIP V Waste LLC, Initial Term Loan, 7.82% (LIBOR + 325 bps), 12/8/28	506,113
738,750	WIN Waste Innovations Holdings Inc., Initial Term Loan, 7.48% (LIBOR + 275 bps), 3/24/28	711,509
	Total Non-hazardous Waste Disposal	$2,371,998
	Office Automation & Equipment — 0.2%
687,750	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 8.676% (Term SOFR + 400 bps), 3/17/28	$ 665,398
	Total Office Automation & Equipment	$665,398
	Oil-Field Services — 1.2%
4,128,617	ProFrac Holdings II LLC, Term Loan, 12.099% (Term SOFR + 725 bps), 3/4/25	$ 4,273,119
	Total Oil-Field Services	$4,273,119
	Pastoral & Agricultural — 0.4%
1,336,500	Alltech, Inc., Term B Loan, 8.57% (LIBOR + 400 bps), 10/13/28	$ 1,296,405
	Total Pastoral & Agricultural	$1,296,405
	Pharmacy Services — 0.2%
643,500	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 7.32% (LIBOR + 275 bps), 10/27/28	$ 644,465
	Total Pharmacy Services	$644,465
	Physical Practice Management — 0.6%
2,525,959	Team Health Holdings, Inc., Extended Term Loan, 9.811% (Term SOFR + 525 bps), 3/2/27	$ 2,109,176
	Total Physical Practice Management	$2,109,176
Pioneer Floating Rate Fund |  | 1/31/2314

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Physical Therapy & Rehabilitation Centers — 1.0%
1,551,167(b)	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 11/24/28	$ 1,479,425
2,444,031	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.092% (Term SOFR + 425 bps), 11/20/26	2,024,880
	Total Physical Therapy & Rehabilitation Centers	$3,504,305
	Pipelines — 2.3%
1,883,423	Centurion Pipeline Company LLC, Initial Term Loan, 7.82% (LIBOR + 325 bps), 9/29/25	$ 1,874,007
199,664	DT Midstream, Inc., Initial Term Loan, 6.57% (Term SOFR + 200 bps), 6/26/28	200,428
246,875	ITT Holdings LLC, Initial Term Loan, 7.32% (LIBOR + 275 bps), 7/10/28	247,389
1,316,563	Northriver Midstream Finance LP, Initial Term B Loan, 8.004% (LIBOR + 325 bps), 10/1/25	1,316,798
500,000(b)	Oryx Midstream Services Permian Basin LLC, Incremental Term Loan, 10/5/28	499,271
1,470,783	Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 7.924% (LIBOR + 325 bps), 10/5/28	1,468,639
2,210,051	Traverse Midstream Partners LLC, Advance, 8.95% (Term SOFR + 425 bps), 9/27/24	2,214,886
500,000(b)	WhiteWater Whistler Holdings LLC, Senior Secured Term Loan B, 1/25/30	500,000
	Total Pipelines	$8,321,418
	Printing-Commercial — 0.2%
738,750	Cimpress Plc, Tranche B-1 Term Loan, 8.07% (LIBOR + 350 bps), 5/17/28	$ 672,262
	Total Printing-Commercial	$672,262
	Professional Sports — 0.3%
1,250,000	Formula One Management, Ltd. First Lien Facility B Loan, 7.811% (Term SOFR + 325 bps), 1/15/30	$ 1,255,804
	Total Professional Sports	$1,255,804
	Property & Casualty Insurance — 1.2%
1,984,848	Asurion LLC, New B-9 Term Loan, 7.82% (LIBOR + 325 bps), 7/31/27	$ 1,877,099
15Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 9.82% (LIBOR + 525 bps), 1/20/29	$ 630,938
1,954,744	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 8.32% (LIBOR + 375 bps), 9/3/26	1,955,965
	Total Property & Casualty Insurance	$4,464,002
	Protection-Safety — 0.3%
962,577	Prime Security Services Borrower LLC, First Lien 2021 Refinancing Term B-1 Loan, 7.517% (LIBOR + 275 bps), 9/23/26	$ 963,299
	Total Protection-Safety	$963,299
	Publishing — 1.3%
641,875	Cengage Learning, Inc., First Lien Term B Loan, 9.88% (LIBOR + 475 bps), 7/14/26	$ 614,251
1,995,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 9.911% (Term SOFR + 525 bps), 4/9/29	1,824,178
2,221,875	McGraw-Hill Education, Inc., Initial Term Loan, 8.316% (LIBOR + 475 bps), 7/28/28	2,132,307
	Total Publishing	$4,570,736
	Publishing-Periodicals — 0.2%
868,438	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.161% (Term SOFR + 350 bps), 1/28/29	$ 857,039
	Total Publishing-Periodicals	$857,039
	Recreational Centers — 0.4%
1,487,659	Fitness International LLC, Term B Loan, 8.076% (Term SOFR + 325 bps), 4/18/25	$ 1,405,174
	Total Recreational Centers	$1,405,174
	Recycling — 0.5%
1,775,970	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.23% (LIBOR + 450 bps), 5/5/28	$ 1,633,338
	Total Recycling	$1,633,338
	Rental Auto & Equipment — 1.3%
694,750	Avis Budget Car Rental LLC, Tranche C Term Loan, 8.161% (Term SOFR + 350 bps), 3/16/29	$ 694,967
1,583,485	Fly Funding II S.a r.l., Replacement Loan, 6.31% (LIBOR + 175 bps), 8/11/25	1,377,302
1,657,605	Hertz Corp., Initial Term B Loan, 7.82% (LIBOR + 325 bps), 6/30/28	1,653,720
Pioneer Floating Rate Fund |  | 1/31/2316

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Rental Auto & Equipment — (continued)
317,152	Hertz Corp., Initial Term C Loan, 7.824% (LIBOR + 325 bps), 6/30/28	$ 316,408
990,000	PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.82% (LIBOR + 425 bps), 12/15/28	851,323
	Total Rental Auto & Equipment	$4,893,720
	Retail — 4.7%
982,500	Belron Group SA, Dollar Third Incremental Loan, 7.062% (LIBOR + 250 bps), 4/13/28	$ 983,728
591,000	Foundation Building Materials, Inc., First Lien Initial Term Loan, 8.075% (LIBOR + 325 bps), 1/31/28	574,895
1,259,421	Great Outdoors Group LLC, Term B-2 Loan, 8.32% (LIBOR + 375 bps), 3/6/28	1,241,841
782,000	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 7.32% (LIBOR + 275 bps), 10/19/27	772,714
900,625	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.07% (LIBOR + 450 bps), 11/9/27	863,474
1,477,500	Michaels Cos, Inc., The Term B Loan, 8.98% (LIBOR + 425 bps), 4/15/28	1,356,714
1,129,875	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.835% (Term SOFR + 325 bps), 3/3/28	1,120,460
1,674,500	PetSmart LLC, Initial Term Loan, 8.411% (Term SOFR + 375 bps), 2/11/28	1,665,290
884,250	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 6.661% (Term SOFR + 200 bps), 8/4/28	883,145
945,665	RVR Dealership Holdings LLC, Term Loan, 8.553% (Term SOFR + 375 bps), 2/8/28	855,827
1,280,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 8.07% (LIBOR + 350 bps), 6/2/28	1,238,172
2,911,010	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 8.94% (LIBOR + 450 bps), 9/12/24	2,907,631
937,500	Torrid LLC, Closing Date Term Loan, 10.315% (LIBOR + 550 bps), 6/14/28	759,375
1,980,000	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 8.311% (Term SOFR + 375 bps), 10/19/27	1,968,399
	Total Retail	$17,191,665
	Rubber & Plastic Products — 0.3%
997,500	Gates Global LLC, Initial B-4 Dollar Term Loan, 8.061% (Term SOFR + 350 bps), 11/16/29	$ 1,000,172
	Total Rubber & Plastic Products	$1,000,172
17Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Schools — 0.6%
583,333(b)	Fugue Finance LLC, Term Loan, 1/25/28	$ 583,333
1,455,773	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.48% (LIBOR + 375 bps), 2/21/25	1,419,278
	Total Schools	$2,002,611
	Security Services — 1.7%
1,964,330	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.411% (Term SOFR + 375 bps), 5/12/28	$ 1,896,296
4,145,713	Garda World Security Corp., Term B-2 Loan, 8.93% (LIBOR + 425 bps), 10/30/26	4,139,237
	Total Security Services	$6,035,533
	Shipbuilding — 0.4%
1,370,007	MHI Holdings LLC, Initial Term Loan, 9.57% (LIBOR + 500 bps), 9/21/26	$ 1,358,020
	Total Shipbuilding	$1,358,020
	Soap & Cleaning Preparation — 0.3%
1,980,000	Knight Health Holdings LLC, Term B Loan, 9.82% (LIBOR + 525 bps), 12/23/28	$ 1,178,100
	Total Soap & Cleaning Preparation	$1,178,100
	Steel Producers — 0.1%
155,121	Phoenix Services International LLC, Initial Term Loan, 16.561% (Term SOFR + 200 bps), 3/28/23	$ 149,708
2,164,141(c)	Phoenix Services International LLC, Term B Loan, 8.38% (LIBOR + 375 bps), 3/1/25	267,812
	Total Steel Producers	$417,520
	Telecom Services — 0.3%
1,396,500	Patagonia Holdco LLC, Amendment No.1 Term Loan, 9.96% (Term SOFR + 575 bps), 8/1/29	$ 1,180,042
	Total Telecom Services	$1,180,042
	Telecommunication Equipment — 0.7%
1,000,000	Ciena Corp., 2023 Incremental Term Loan, 6.982% (Term SOFR + 250 bps), 1/18/30	$ 1,001,250
1,697,368	Commscope, Inc., Initial Term Loan, 7.82% (LIBOR + 325 bps), 4/6/26	1,666,604
	Total Telecommunication Equipment	$2,667,854
Pioneer Floating Rate Fund |  | 1/31/2318

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telephone-Integrated — 0.8%
1,904,704	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.32% (LIBOR + 175 bps), 3/1/27	$ 1,875,112
963,303	Lumen Technologies Inc., Term B Loan, 6.82% (LIBOR + 225 bps), 3/15/27	932,168
	Total Telephone-Integrated	$2,807,280
	Textile-Home Furnishings — 0.4%
1,985,000	Runner Buyer, Inc., Initial Term Loan, 10.235% (LIBOR + 550 bps), 10/20/28	$ 1,514,803
	Total Textile-Home Furnishings	$1,514,803
	Theaters — 0.5%
2,954,055	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 7.43% (LIBOR + 300 bps), 4/22/26	$ 1,751,861
	Total Theaters	$1,751,861
	Transportation - Trucks — 0.5%
1,728,125	Carriage Purchaser, Inc., Term B Loan, 8.82% (LIBOR + 425 bps), 9/30/28	$ 1,682,041
	Total Transportation - Trucks	$1,682,041
	Transportation Services — 1.4%
2,518,125	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 9.134% (LIBOR + 475 bps), 4/6/28	$ 2,407,957
1,626,948	First Student Bidco, Inc., Initial Term B Loan, 7.726% (LIBOR + 300 bps), 7/21/28	1,539,936
606,618	First Student Bidco, Inc., Initial Term C Loan, 7.726% (LIBOR + 300 bps), 7/21/28	574,174
641,875	LaserShip, Inc., First Lien Initial Term Loan, 9.23% (LIBOR + 450 bps), 5/7/28	478,097
	Total Transportation Services	$5,000,164
	Transport-Rail — 0.1%
486,250	Genesee & Wyoming, Inc., Initial Term Loan, 6.73% (LIBOR + 200 bps), 12/30/26	$ 486,073
	Total Transport-Rail	$486,073
	Veterinary Diagnostics — 0.4%
907,785	Elanco Animal Health Inc., Term Loan, 6.119% (LIBOR + 175 bps), 8/1/27	$ 895,149
492,462	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 8.57% (LIBOR + 400 bps), 10/5/27	476,457
	Total Veterinary Diagnostics	$1,371,606
19Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Web Hosting/Design — 0.4%
1,479,969	Endurance International Group Holdings, Inc., Initial Term Loan, 7.884% (LIBOR + 350 bps), 2/10/28	$ 1,400,420
	Total Web Hosting/Design	$1,400,420
	Wireless Equipment — 0.3%
940,275	Maxar Technologies Inc., Initial Term Loan, 8.911% (Term SOFR + 425 bps), 6/14/29	$ 942,479
	Total Wireless Equipment	$942,479
	Total Senior Secured Floating Rate Loan Interests (Cost $330,198,625)	$308,603,868

Shares
	Common Stocks — 0.1% of Net Assets
	Airlines — 0.1%
33,954(d)+	Grupo Aeromexico SAB de CV	$ 360,628
	Total Airlines	$360,628
	Oil, Gas & Consumable Fuels — 0.0%†
6,293(d)	Summit Midstream Partners LP	$ 110,883
	Total Oil, Gas & Consumable Fuels	$110,883
	Total Common Stocks (Cost $626,426)	$471,511

Principal Amount USD ($)
	Asset Backed Securities — 1.0% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.392% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 877,260
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 11.492% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	866,326
Pioneer Floating Rate Fund |  | 1/31/2320

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.003% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	$ 887,864
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 11.602% (3 Month USD LIBOR + 681 bps), 1/17/34 (144A)	900,199
	Total Asset Backed Securities (Cost $3,960,455)	$3,531,649

	Commercial Mortgage-Backed Securities—0.3% of Net Assets
593,138(a)	BX Trust, Series 2022-PSB, Class F, 11.811% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 595,361
95,237(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.642% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	85,240
225,446(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.392% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	208,938
	Total Commercial Mortgage-Backed Securities (Cost $918,995)	$889,539

	Corporate Bonds — 4.1% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 215,975
	Total Advertising	$215,975
	Airlines — 0.8%
160,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 156,418
3,090,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,798,601
	Total Airlines	$2,955,019
	Chemicals — 0.3%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 221,250
500,000	Olin Corp., 5.625%, 8/1/29	486,568
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	353,541
	Total Chemicals	$1,061,359
	Commercial Services — 0.1%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 477,500
	Total Commercial Services	$477,500
21Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Diversified Financial Services — 0.3%
1,028,715(e)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 879,551
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	384,433
	Total Diversified Financial Services	$1,263,984
	Healthcare-Services — 0.2%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 133,915
490,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	443,254
	Total Healthcare-Services	$577,169
	Iron & Steel — 0.5%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 615,625
960,000	Carpenter Technology Corp., 7.625%, 3/15/30	985,344
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	195,296
	Total Iron & Steel	$1,796,265
	Leisure Time — 0.1%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 425,890
	Total Leisure Time	$425,890
	Lodging — 0.2%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 900,250
	Total Lodging	$900,250
	Media — 0.3%
1,500,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	$ 1,192,500
	Total Media	$1,192,500
	Mining — 0.1%
390,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	$ 360,126
	Total Mining	$360,126
	REITs — 0.2%
750,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$ 740,190
	Total REITs	$740,190
	Retail — 0.3%
205,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 185,340
221,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	193,321
95,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	92,832
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	254,314
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	190,653
	Total Retail	$916,460
Pioneer Floating Rate Fund |  | 1/31/2322

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — 0.6%
1,000,000	Altice France SA, 5.50%, 10/15/29 (144A)	$ 790,696
1,584,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	1,282,295
	Total Telecommunications	$2,072,991
	Total Corporate Bonds (Cost $16,351,495)	$14,955,678

Shares
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
1,718	B Riley Financial, Inc., 6.75%, 5/31/24	$ 42,658
	Total Capital Markets	$42,658
	Total Preferred Stock (Cost $42,205)	$42,658

	Right/Warrant — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 8,414
	Total Aerospace & Defense	$8,414
	Total Right/Warrant (Cost $—)	$8,414

Principal Amount USD ($)
Insurance-Linked Securities — 0.9% of Net Assets#
Event Linked Bonds — 0.8%
Earthquakes – California — 0.1%
250,000(a)	Sutter Re, 9.623%, (3 Month U.S. Treasury Bill + 500 bps), 5/23/23 (144A)	$ 244,025
Health – U.S. — 0.1%
250,000(a)	Vitality Re XIV, 8.108%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 250,000
Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 9.573%, (SOFR + 532 bps), 3/24/25 (144A)	$ 218,000
250,000(a)	Matterhorn Re, 12.073%, (SOFR + 775 bps), 3/24/25 (144A)	215,875
23Pioneer Floating Rate Fund |  | 1/31/23

Principal Amount USD ($)		Value
Multiperil – U.S. — (continued)
250,000(a)	Residential Reinsurance 2021, 9.809%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	$ 222,500
250,000(a)	Sanders Re II, 7.704%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	234,250
250,000(a)	Sanders Re III, 8.123%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	232,500
$1,123,125
Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Vista Re, 10.989%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	$ 227,750
Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 8.858%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	$ 236,725
Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 11.614%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 212,500
Windstorm - North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 9.614%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 232,850
Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 8.114%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 235,800
	Total Event Linked Bonds	$2,762,775
Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
300,000(d)(f)+	Formby Re 2018, 2/28/23	$ 9,607
	Total Collateralized Reinsurance	$9,607
	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
400,000(d)(g)+	Harambee Re 2018, 12/31/24	$ —
400,000(g)+	Harambee Re 2019, 12/31/24	360
		$360
	Multiperil – Worldwide — 0.1%
4,860(g)+	Alturas Re 2019-2, 3/10/23	$ 1,463
47,461(g)+	Alturas Re 2020-2, 3/10/23	6,934
Pioneer Floating Rate Fund |  | 1/31/2324

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,635,886(f)+	Berwick Re 2018-1, 12/31/24	$ 126,454
739,764(f)+	Berwick Re 2019-1, 12/31/24	117,992
5,700(f)+	Eden Re II, 3/22/23 (144A)	4,809
50,000(d)(f)+	Eden Re II, 3/22/24 (144A)	19,300
400,000(f)+	Merion Re 2018-2, 12/31/24	60,560
441,188(f)+	Pangaea Re 2019-3, 7/1/23	15,870
10,000(f)+	Sector Re V, 12/1/24 (144A)	16,688
253,645(d)(f)+	Woburn Re 2018, 12/31/24	8,078
74,914(d)(f)+	Woburn Re 2019, 12/31/24	14,243
		$392,391
	Total Reinsurance Sidecars	$392,751
	Total Insurance-Linked Securities (Cost $3,553,058)	$3,165,133

Shares
	Investment Companies — 3.1% of Net Assets
375,000	Invesco Senior Loan ETF	$ 7,916,250
75,000	SPDR Blackstone Senior Loan ETF	3,156,750
	Total Investment Companies (Cost $10,932,050)	$11,073,000

	SHORT TERM INVESTMENTS — 3.0% of Net Assets
	Open-End Fund — 3.0%
11,035,631(h)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 11,035,631
		$11,035,631
	TOTAL SHORT TERM INVESTMENTS (Cost $11,035,631)	$11,035,631
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.6% (Cost $377,618,940)	$353,777,081
	OTHER ASSETS AND LIABILITIES — 2.4%	$8,731,415
	net assets — 100.0%	$362,508,496

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
25Pioneer Floating Rate Fund |  | 1/31/23

REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $19,714,240, or 5.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	This term loan will settle after January 31, 2023, at which time the interest rate will be determined.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$4,860	$1,463
Alturas Re 2020-2	1/1/2020	47,461	6,934
Berwick Re 2018-1	1/10/2018	238,949	126,454
Berwick Re 2019-1	12/31/2018	88,396	117,992
Cape Lookout Re	3/16/2022	250,000	232,850
Commonwealth Re	6/15/2022	250,000	235,800
Eden Re II	1/22/2019	668	4,809
Eden Re II	12/23/2019	41,320	19,300
Formby Re 2018	7/9/2018	932	9,607
Harambee Re 2018	12/19/2017	8,492	—
Harambee Re 2019	12/20/2018	—	360
Integrity Re	5/9/2022	250,000	212,500
Long Point Re IV	5/13/2022	250,000	236,725
Matterhorn Re	3/10/2022	250,000	218,000
Matterhorn Re	3/10/2022	250,000	215,875
Merion Re 2018-2	12/28/2017	16,461	60,560
Pioneer Floating Rate Fund |  | 1/31/2326

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2019-3	7/25/2019	$13,236	$15,870
Residential Reinsurance 2021	10/28/2021	250,000	222,500
Sanders Re II	11/23/2021	250,000	234,250
Sanders Re III	3/22/2022	250,000	232,500
Sector Re V	1/1/2020	289	16,688
Sutter Re	6/30/2022	249,182	244,025
Vista Re	2/24/2022	251,937	227,750
Vitality Re XIV	1/25/2023	250,000	250,000
Woburn Re 2018	3/20/2018	79,220	8,078
Woburn Re 2019	2/14/2019	11,655	14,243
Total Restricted Securities			$3,165,133
% of Net assets			0.9%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	287,767	MXN	5,760,000	State Street Bank & Trust Co.	3/29/23	$(14,932)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(14,932)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
7,524,000	Markit CDX North America High Yield Index Series 38	Receive	5.00%	6/21/27	$(53,567)	$404,728	$351,161
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(53,567)	$404,728	$351,161
TOTAL SWAP CONTRACTS					$(53,567)	$404,728	$351,161

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
MXN	— Mexican Peso
USD	— United States Dollar
27Pioneer Floating Rate Fund |  | 1/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$308,603,868	$—	$308,603,868
Common Stocks
Airlines	—	—	360,628	360,628
Oil, Gas & Consumable Fuels	110,883	—	—	110,883
Asset Backed Securities	—	3,531,649	—	3,531,649
Commercial Mortgage-Backed Securities	—	889,539	—	889,539
Corporate Bonds	—	14,955,678	—	14,955,678
Preferred Stock	42,658	—	—	42,658
Right/Warrant	8,414	—	—	8,414
Insurance-Linked Securities
Collateralized Reinsurance
Windstorm – Florida	—	—	9,607	9,607
Reinsurance Sidecars
Multiperil – U.S.	—	—	360	360
Multiperil – Worldwide	—	—	392,391	392,391
All Other Insurance-Linked Securities	—	2,762,775	—	2,762,775
Investment Companies	11,073,000	—	—	11,073,000
Open-End Fund	11,035,631	—	—	11,035,631
Total Investments in Securities	$22,270,586	$330,743,509	$762,986	$353,777,081
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(14,932)	$—	$(14,932)
Swap contracts, at value	—	351,161	—	351,161
Total Other Financial Instruments	$—	$336,229	$—	$336,229
During the period ended January 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer Floating Rate Fund |  | 1/31/2328